Debt	12 Months Ended
Dec. 31, 2022
Debt
Debt

Note 10 Debt

Long-term debt was comprised of the following as of:

(in thousands)	December 31, 2022	December 31, 2021
Convertible Notes Payable
Issued on May 8, 2020	$-	$3,000
Issued on November 3, 2020	-	3,889
Issued on May 19, 2021	-	5,610
Issued on April 30, 2021	-	66
Total Face Value of Convertible Notes Payable	-	12,565
Less: Unamortized Discount	-	(5,389)
Net Carrying Value of Convertible Notes Payable	-	7,176
Line of Credit
ANS Line of Credit	5,024	1,898
Total Line of Credit	5,024	1,898
Notes Payable
Paycheck Protection Program	-	2,000
Issued on May 19, 2021	11,860	11,860
Issued on December 17, 2021	15,926	15,926
Total Face Value of Notes Payable	27,786	29,786
Less: Unamortized Discount	(3,630)	(3,699)
Net Carrying Value of Notes Payable	24,156	26,087
Total debt before deferred financing costs	29,180	35,161
Current amount of Convertible Notes Payable	-	2,700
Current amount of Notes Payable	24,156	-
Current amount of Line of Credit	5,024	1,898
Total current portion of long-term debt	29,180	4,598
Total long-term debt, net of current portion	$-	$30,563

Convertible notes payable

May 2020 Financing

On May 8, 2020, the Company entered into a securities purchase agreement with certain institutional investors (collectively, the “May 2020 Investors”) pursuant to which the Company issued convertible notes in an aggregate principal amount of $3.0 million for an aggregate purchase price of $2.7 million (the “May 2020 Convertible Notes”). In connection with the issuance of the May 2020 Convertible Notes, the Company issued to the May 2020 Investors warrants to purchase an aggregate of 7,600,000 shares of common stock (collectively, the “Warrants”) and 7.5 shares of series G convertible preferred stock (the “Series G Preferred Stock”). The May 2020 Convertible Notes’ maturity date of May 8, 2021, was extended to May 8, 2023, unless earlier converted. The May 2020 Convertible Notes accrued interest at a rate of 8% per annum, subject to increase to 20% per annum upon and during the occurrence of an event of default. Interest was payable in cash on a quarterly basis beginning on December 31, 2020. The May 2020 Convertible Notes were convertible at any time, at the holder’s option, into shares of the Company’s common stock at an initial conversion price of $0.25 per share, subject to certain beneficial ownership limitations (with a maximum ownership limit of 9.99%) and subject to a decrease in the conversion price to the greater of (i) $0.01 or (ii) 75% of the volume-weighted average price (“VWAP”) of the common stock for the immediately preceding five (5) Trading Days on the date of conversion. The conversion price was also subject to adjustment due to certain events, including stock dividends, and stock splits. The May 2020 Convertible Notes were able to be redeemed by the Company, in its sole discretion, in an amount equal to 110% of the principal amount, interest and any other amounts owed under the May 2020 Convertible Notes, subject to certain limitations.

November 2020 Financing

On November 3, 2020, the Company entered into a securities purchase agreement with funds affiliated with Arena Investors LP (the “November 2020 Investors”) pursuant to which it issued convertible notes in an aggregate principal amount of $3.9 million for an aggregate purchase price of $3.5 million (the “November 2020 Convertible Notes”). In connection with the issuance of the November 2020 Convertible Notes, the Company issued to the November 2020 Investors 903,226 shares of common stock. The November 2020 Convertible Notes were convertible at any time, at the holder’s option, into shares of the Company’s common stock at a conversion price of $0.25 per share. The November 2020 Convertible Notes’ maturity was extended from November 3, 2023, to November 3, 2024. The November 2020 Convertible Notes accrued interest at a rate of 8% per annum.

May 2021 Financing

On May 19, 2021, the Company entered into a securities purchase agreement with funds affiliated with Arena Investors LP (the “May 2021 Investors”) pursuant to which it issued convertible notes in an aggregate principal amount of $5.6 million for an aggregate purchase price of $5.0 million (collectively, the “May 2021 Convertible Notes” and together with the May 2020 Convertible Notes and the November 2020 Convertible Notes, the “Convertible Notes”). In connection with the issuance of the May 2021 Convertible Notes, the Company issued to the May 2021 Investors warrants to acquire 1,870,000 shares of common stock. The May 2021 Convertible Notes were convertible at any time, at the holder’s option, into shares of the Company’s common stock at a conversion price of $3.00 per share. The May 2021 Convertible Notes were due to mature on May 19, 2024. The May 2021 Convertible Notes accrued interest at a rate of 8% per annum.

Conversion of Convertible Notes to Preferred Stock

In the second quarter of 2022, the Convertible Notes were exchanged for 1,177,023 shares of Series D preferred stock (“Series D Preferred Stock”). As a result of this exchange, the Company has no Convertible Notes Payable outstanding at December 31, 2022. Refer to Note 14, Equity, for additional information.

April 30, 2020 Sutton Global Note

On April 30, 2020, the former CEO converted his payable into a convertible note with a face value of $0.3 million (the “April 2020 Convertible Note”). The April 2020 Convertible Note had a coupon rate of 6% and a maturity date of December 31, 2021. The April 2020 Convertible note was convertible at a rate of $.0005 per share. Since the April 2020 Convertible Note added a conversion option, it resulted in a debt modification requiring the Company to record a loss on modification of debt in the amount of $0.1 million. On March 25, 2021, Sutton Global Associates converted $0.2 million in principal plus accrued interest into 644,499 shares of the Company common stock. The remaining balance of the April 2020 Convertible note was subsequently sold to an unrelated party and converted into 319,950 shares of the Company common stock.

The Company has accounted for all Convertible Notes payable as a financing transaction, wherein the net proceeds that were received were allocated to the financial instrument issued. Prior to making the accounting allocation, the Company evaluated the Convertible Notes under ASC 815, which generally requires the analysis of embedded terms and features that have characteristics of derivatives to be evaluated for bifurcation and separate accounting in instances where their economic risks and characteristics are not clearly and closely related to the risks of the host contract. None of the terms and features embedded in the notes required bifurcation and liability classification.

The Company analyzed the detachable warrants under ASC 480 and ASC 815. The warrants did not fall under the guidance of ASC 480. After analyzing the warrants under ASC 815, it was determined that the warrants met all of the requirements for equity classification under guidance of ASC 815-40-25-1 through 6.

Convertible notes payable, related parties

The Company did not have any outstanding convertible notes payable to related parties as of December 31, 2022 and December 31, 2021. Interest expense and amortization of debt discount for the year ended December 31, 2021 was approximately $0.1 million in the aggregate.

KORR Value Financing

In May and June 2020, the Company entered into a securities purchase agreement with KORR Value LP, an entity controlled by Kenneth Orr, who was the Company’s Executive Chairman at that time, pursuant to which the Company issued convertible notes in an aggregate principal amount of $0.6 million for an aggregate purchase price of $0.5 million (collectively, the “KORR Notes”). In connection with the issuance of the KORR Notes, the Company issued to KORR Value LP warrants to purchase an aggregate of 1,151,515 shares of common stock (collectively, the “KORR Warrants”). On August 27, 2020, KORR Notes totaling approximately $0.3 million and 658,667 warrants were assigned to an unrelated party.

On March 15, 2021, KORR Value LP converted approximately $0.3 million in principal plus accrued interest on the KORR Notes into 1,115,638 shares of the Company’s common stock.

9 Madison Inc. Financing

On September 2, 2020, the Company entered into a securities purchase agreement with 9 Madison, Inc. (“9 Madison”), an entity controlled by Andrew Fox, the Company’s CEO, pursuant to which the Company issued a convertible note in the amount of $0.1 million for an aggregate purchase price of $0.1 million (the “Madison Notes”). The Madison Notes were convertible at the holder’s option at a conversion price of $0.25 per share. In connection with the issuance of the Madison Notes, the Company issued to 9 Madison warrants to purchase an aggregate of 440,000 shares of common stock.

On March 15, 2021, 9 Madison converted approximately $0.1 million in principal plus accrued interest on the Madison Notes into 458,709 shares of the Company’s common stock.

Line of credit

Nextridge and ANS have a revolving $8.0 million line of credit (the “ANS Line of Credit”) available with a bank, collateralized by all the assets of Nextridge and ANS. Interest is payable monthly at the Wall Street Journal prime rate (7.50% and 3.25% at December 31, 2022 and 2021, respectively). As of December 31, 2022 and 2021, the Company had outstanding balances of $5.0 million and $1.9 million, respectively, on this ANS Line of Credit.

On October 25, 2022, Nextridge and ANS renewed the line of credit increasing the availability from $4.0 million to $8.0 million. Borrowings under the line of credit will bear interest at a floating rate at the Wall Street Journal prime rate with a floor of 5%. Advances under the line of credit are limited to 70% and 50% of Nextridge and ANS’ eligible accounts receivable and work in progress, respectively. At each fiscal year end, Nextridge and ANS must maintain a minimum debt service coverage ratio of 1.2:1 and maximum debt/tangible net worth ratio of 3:1. The outstanding balance on the line of credit is payable upon demand by the bank. In addition to the security interest in the assets of Nextridge and ANS, the line of credit is guaranteed by the Company and Charge Infrastructure Holdings, Inc., the parent of Nextridge and ANS and a subsidiary of the Company.

On November 18, 2022, Nextridge and ANS renewed a $750,000 equipment and vehicle line of credit available with a bank. Interest is payable monthly at the Wall Street Journal prime rate. On December 1, 2023, the line will convert to a term loan with the then five year Federal Home Loan Bank rate + 2.5% and have a five year term with a five year amortization. There are no financial commitments or covenants on the line of credit. As of December 31, 2022, the Company had an outstanding balance of $0 on this line of credit.

BW has a revolving $3.0 million line of credit (the “BW Line of Credit”) available with a bank, collateralized by all the assets of BW. Interest is payable monthly at the Wall Street Journal prime rate (7.50% and 3.25% at December 31, 2022 and 2021, respectively). On May 26, 2022, BW renewed the facility with substantially the same terms and an expiration of August 1, 2023.

Advances under the line of credit are limited to 75% of BW’s eligible accounts receivable. At all times during the loan term BW is required to maintain a minimum increase in the net retained earnings of $0.2 million tested annually and maintain a maximum seller funded debt to EBIDA of 2.0x tested semi-annually on a trailing twelve month basis beginning with the period ended June 30, 2022. In addition to the security interest in the assets of BW, the line of credit is guaranteed by the Company and Charge Infrastructure Holdings, Inc., the parent of BW and a subsidiary of the Company. As of December 31, 2022 and 2021, the Company had no outstanding balance on the BW Line of Credit.

Notes payable

Prior to our acquisition, BW was approved for a Paycheck Protection Program loan on February 10, 2021 from the Small Business Administration (“SBA”) in the amount of $2.0 million. In the second quarter of 2022, the loan was forgiven by the SBA. Although the loan was forgiven by the SBA, per our purchase agreement with the sellers of BW in December 2021, if such an event occurred, the Company is obligated to reimburse the SBA loan of $2.0 million to such sellers. As such, the $2.0 million SBA loan was reimbursed to the sellers of BW during the third quarter of 2022.

On May 19, 2021, the Company entered into a securities purchase agreement with funds affiliated with Arena Investors LP (the “May 2021 Investors”) pursuant to which it issued notes payable in an aggregate face value (includes 7.5% premium and 10% original issue discount) of $11.8 million for an aggregate purchase price of $10.0 million (the “May 2021 Notes”). The May 2021 Notes have a coupon of 8% and an 18-month term. The May 2021 Notes’ original maturity date of November 19, 2022 was extended to November 19, 2023.

On December 17, 2021, the Company entered into a securities purchase agreement with funds affiliated with Arena Investors LP (the “December 2021 Investors”) pursuant to which it issued a note payable in an aggregated face value of $15.9 million for an aggregate purchase price of $13.3 million (collectively, the “December 2021 Notes” and together with the May 2021 Notes, the “Notes”). The December 2021 Notes have a coupon of 7.5% and a 23-month term. The December 2021 Notes mature on November 19, 2023.

Interest Expense

The components of interest expense are as follows:

	Years Ended December 31,
(in thousands)	2022	2021
Interest expense	$(2,559)	$(1,458)
Amortization of debt issue costs	-	(10)
Amortization of debt discount	(9,346)	(3,056)
Amortization of debt discount, related party	-	(95)
Total net interest expense	$(11,905)	$(4,619)

Aggregate Principal Maturities

The minimum aggregate principal maturities of the Company’s outstanding debt are as follows:

(in thousands)	Line of Credit	Notes Payable	Total
Years ended December 31:
2023	$5,024	$27,786	$32,810
2024	-	-	-
2025	-	-	-
2026	-	-	-
2027	-	-	-
Thereafter	-	-	-
Total	$5,024	$27,786	$32,810